Schedule of investments
Macquarie Energy Transition ETF

June 30, 2024 (Unaudited)
NQ-PWER (0624) 0824 (3759461)
Number of
shares Value (US $)
Common Stocks — 97 .42%
Agricultural Products - 2 .57%
Darling Ingredients, Inc.
†
4,464 $ 164,052
164,052
Aluminum - 4 .68%
Alcoa Corp. 7,493 298,072
298,072
Coal & Consumable Fuels - 1 .33%
Cameco Corp. 586 28,831
Centrus Energy Corp., Class A
†
708 30,267
NAC Kazatomprom JSC GDR 639 25,560
84,658
Copper - 7 .21%
ERO Copper Corp.
†
12,307 263,044
Freeport-McMoRan, Inc. 4,042 196,441
459,485
Diversified Metals & Mining - 14 .21%
Anglo American plc 8,173 258,494
Foran Mining Corp.
†
12,943 37,087
Hudbay Minerals, Inc. 39,594 358,300
Lifezone Metals Ltd.
†
4,139 31,788
MP Materials Corp.
†
17,267 219,809
905,478
Electrical Components & Equipment - 6 .67%
Fluence Energy, Inc.
†
2,947 51,101
Generac Holdings, Inc.
†
1,520 200,974
Sunrun, Inc.
†
14,586 172,990
425,065
Fertilizers & Agricultural Chemicals - 5 .04%
CF Industries Holdings, Inc. 4,330 320,940
320,940
Gold - 4 .05%
Wheaton Precious Metals Corp. 4,918 257,802
257,802
Heavy Electrical Equipment - 0 .97%
Net Power, Inc.
†
6,269 61,624
61,624
Industrial Gases - 3 .18%
Air Products & Chemicals, Inc. 786 202,827
202,827
Integrated Oil & Gas - 7 .27%
Equinor ASA ADR 2,375 67,830
Occidental Petroleum Corp. 1,093 68,892

Schedule of investments
Macquarie Energy Transition ETF

NQ-PWER (0624) 0824 (3759461)
Number of
shares Value (US $)
Common Stocks (continued)
Integrated Oil & Gas (continued)
Shell plc ADR 4,525 $ 326,614
463,336
Oil & Gas Equipment & Services - 7 .65%
Baker Hughes Co., Class A 6,587 231,665
Schlumberger NV 5,422 255,810
487,475
Oil & Gas Exploration & Production - 18 .41%
ARC Resources Ltd. 5,344 95,353
Chesapeake Energy Corp. 2,024 166,353
Chord Energy Corp. 743 124,586
ConocoPhillips 1,793 205,082
EOG Resources, Inc. 547 68,851
EQT Corp. 5,147 190,336
Permian Resources Corp., Class A 8,374 135,240
Tourmaline Oil Corp. 4,139 187,731
1,173,532
Oil & Gas Refining & Marketing - 4 .69%
Marathon Petroleum Corp. 827 143,468
Valero Energy Corp. 993 155,663
299,131
Renewable Electricity - 0 .70%
Spruce Power Holding Corp.
†
12,238 44,669
44,669
Semiconductor Equipment - 2 .11%
Enphase Energy, Inc.
†
1,350 134,609
134,609
Semiconductors - 5 .76%
First Solar, Inc.
†
1,628 367,049
367,049
Steel - 0 .92%
Metallus, Inc.
†
2,905 58,884
58,884
Total Common Stocks (cost $5,661,291) 6,208,688
Investment Companies — 2 .21%
Sprott Physical Uranium Trust 7,614 141,143
Total Investment Companies (cost $165,639) 141,143

NQ-PWER (0624) 0824 (3759461)
Number of
shares Value (US $)
Short-Term Investments — 0 .32%
Money Market Mutual Funds - 0 .32%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day effective
yield 4.80%) 20,273 $ 20,273
Total Short-Term Investments (Cost $20,273) 20,273
Total Value of Securities — 99.95%
        (cost $5,847,203) 6,370,104
Receivables and Other Assets Net of Liabilities — 0.05% 3,238
Net Assets Applicable to 229,000 Shares Outstanding — 100.00% $ 6,373,342
†
Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
JSC – Joint Stock Company

Schedule of investments
Macquarie Focused Large Growth ETF

June 30, 2024 (Unaudited)
NQ-LRGG (0624) 0824 (3760195)
Number of
shares Value (US $)
Common Stocks — 98 .88%
^
Communication Services - 9 .07%
Alphabet, Inc., Class C 4,500 $ 825,390
Electronic Arts, Inc. 1,800 250,794
1,076,184
Consumer Discretionary - 12 .18%
Amazon.com, Inc.
†
4,410 852,232
Ferrari NV 810 330,780
LVMH Moet Hennessy Louis Vuitton SE ADR 1,710 262,229
1,445,241
Consumer Staples - 3 .14%
Coca-Cola Co. (The) 5,850 372,353
372,353
Financials - 12 .12%
Intercontinental Exchange, Inc. 2,520 344,963
MSCI, Inc., Class A 360 173,430
S&P Global, Inc. 630 280,980
Visa, Inc., Class A 2,430 637,802
1,437,175
Healthcare - 7 .28%
Danaher Corp. 1,440 359,784
UnitedHealth Group, Inc. 990 504,167
863,951
Industrials - 3 .99%
Waste Connections, Inc. 2,700 473,472
473,472
Information Technology - 47 .61%
Apple, Inc. 4,140 871,967
Intuit, Inc. 810 532,340
Microsoft Corp. 3,780 1,689,471
Motorola Solutions, Inc. 1,260 486,423
NVIDIA Corp. 9,900 1,223,046
Synopsys, Inc.
†
720 428,443
VeriSign, Inc.
†
2,340 416,052
5,647,742
Real Estate - 3 .49%
CoStar Group, Inc.
†
5,580 413,701
413,701
Total Common Stocks (cost $11,352,242) 11,729,819

NQ-LRGG (0624) 0824 (3760195)
Number of
shares Value (US $)
Short-Term Investments — 1 .11%
Money Market Mutual Funds - 1 .11%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day effective
yield 4.80%) 131,598 $ 131,598
Total Short-Term Investments (Cost $131,598) 131,598
Total Value of Securities — 99.99%
        (cost $11,483,840) 11,861,417
Receivables and Other Assets Net of Liabilities — 0.01% 1,393
Net Assets Applicable to 450,000 Shares Outstanding — 100.00% $ 11,862,810
^
Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†
Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC

Schedule of investments
Macquarie Global Listed Infrastructure ETF

June 30, 2024 (Unaudited)
NQ-BILD (0624) 0824 (3759498)
Number of
shares Value (US $)
Common Stocks — 98 .51%
Δ
Australia - 2 .87%
APA Group 26,379 $ 140,603
140,603
Canada - 5 .40%
Canadian National Railway Co. 1,153 136,247
Hydro One Ltd. 144A
#
4,382 127,644
263,891
Denmark - 4 .60%
Orsted A/S 144A
#,†
4,226 224,896
224,896
France - 1 .30%
Vinci SA 603 63,532
63,532
Greece - 1 .82%
Athens International Airport SA 10,562 88,794
88,794
Italy - 9 .81%
Enav SpA 144A
#
24,086 96,112
Snam SpA 48,957 216,590
Terna - Rete Elettrica Nazionale 21,648 167,342
480,044
Japan - 4 .47%
East Japan Railway Co. 7,800 129,176
West Japan Railway Co. 4,800 89,353
218,529
New Zealand - 2 .77%
Auckland International Airport Ltd. 29,140 135,426
135,426
Spain - 9 .71%
Cellnex Telecom SA 144A
#
4,991 162,331
EDP Renovaveis SA 14,978 209,331
Redeia Corp. SA 5,913 103,347
475,009
Switzerland - 3 .05%
Flughafen Zurich AG 674 149,061
149,061
United Kingdom - 25 .02%
National Grid plc 22,485 250,864
Pennon Group plc 15,720 113,964
Severn Trent plc 9,229 277,660
SSE plc 10,027 226,821

NQ-BILD (0624) 0824 (3759498)
Number of
shares Value (US $)
Common Stocks (continued)
United Kingdom (continued)
United Utilities Group plc 28,533 $ 354,410
1,223,719
United States of America - 27 .69%
CMS Energy Corp. 2,616 155,730
Crown Castle, Inc. 2,178 212,791
Essential Utilities, Inc. 6,474 241,675
Eversource Energy 2,960 167,862
Exelon Corp. 5,482 189,732
NextEra Energy, Inc. 2,804 198,551
Sempra 2,478 188,477
1,354,818
Total Common Stocks (cost $5,024,480) 4,818,322
Short-Term Investments — 0 .67%
Money Market Mutual Funds - 0 .67%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day effective
yield 4.80%) 32,818 32,818
Total Short-Term Investments (cost $32,818) 32,818
Total Value of Securities — 99.18%
      (cost $5,057,298) 4,851,140
Receivables and Other Assets Net of Liabilities — 0.82% 40,069
Net Assets Applicable to 200,000 Shares Outstanding — 100.00% $ 4,891,209
Δ
Securities have been classified by country of risk.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2024, the aggregate value of Rule 144A securities was $610,983, which represents
12.49% of the Fund's net assets.
†
Non-income producing security.
Summary of abbreviations:
AG – Aktiengesellschaft
SpA – Stand-by Purchase Agreement

Schedule of investments
Macquarie Tax-Free USA Short Term ETF

June 30, 2024 (Unaudited)
NQ-STAX (0624) 0824 (3760169)
Principal
amount
°
Value (US $)
Municipal Bonds   — 97.60%
Education Revenue Bonds - 11.55%
Arizona Industrial Development Authority
(Equitable School Revolving Fund)
Series 2022A  5.00% 11/1/28 125,000 $ 132,061
Colorado Educational & Cultural Facilities
Authority
Series 2014  4.50% 11/1/29 200,000 199,900
Pennsylvania Higher Educational Facilities
Authority
(Trustees University)
Series 2016A  5.00% 8/15/27 140,000 143,657
Pennsylvania State University (The)
Series B  5.00% 9/1/25 100,000 102,074
577,692
Electric Revenue Bonds - 5.23%
City of Chaska
Series 2015A  5.00% 10/1/28 155,000 158,087
Utility Debt Securitization Authority
Series 2016A  5.00% 6/15/28 100,000 103,499
261,586
Healthcare Revenue Bonds - 16.80%
Augusta Development Authority
(AU Health System, Inc. Project)
Series 2018  5.00% 7/1/28 135,000 141,210
Colorado Health Facilities Authority
(Valley View Hospital Association Project)
Series 2017A  5.00% 5/15/27 150,000 154,968
(CommonSpirit Health)
Series 2019A-1  5.00% 8/1/29 110,000 117,588
Cumberland County Municipal Authority
(Penn State Health)
Series 2019  5.00% 11/1/27 145,000 151,284
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board
(Vanderbilt University Medical Center)
Series 2016A  5.00% 7/1/29 165,000 169,551
Washington Health Care Facilities Authority
(CommonSpirit Health)
Series 2019A-2  5.00% 8/1/28 100,000 105,832
840,433

NQ-STAX (0624) 0824 (3760169)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds - 3.39%
Montgomery County Higher Education & Health
Authority
(Thomas Jefferson University Project)
Series 2019  5.00% 9/1/29 160,000 $ 169,586
169,586
Industrial Development Revenue Bonds - 3.12%
State of Nevada Department of Business &
Industry
(Brightline West Passenger Rail, Project)
Series 2020A-3 144A  8.13% 1/1/50
#,•
150,000 155,969
155,969
Leasing Revenue Bonds - 8.05%
Minneapolis Special School District No. 1
Series 2020A  5.00% 4/1/25 200,000 202,411
New Jersey Transportation Trust Fund
Authority
(Transportation Program)
Series 2014AA  5.00% 6/15/26 200,000 200,088
402,499
Special Tax Revenue Bonds - 2.05%
Central Puget Sound Regional Transit Authority
Series 2015S-1  5.00% 11/1/25 100,000 102,420
102,420
State General Obligation Revenue Bonds - 18.25%
Commonwealth of Pennsylvania
Series 2017  5.00% 1/1/25 200,000 201,516
District of Columbia
Series 2019A  5.00% 10/15/25 195,000 199,482
State of Connecticut
Series 2018E  5.00% 9/15/28 190,000 204,529
State of New Jersey
(Covid-19 General Obligation Emergency
Bonds)
Series 2020A  5.00% 6/1/29 75,000 81,439
State of Texas
(College Student Loan)
Series 2018  5.00% 8/1/26 (AMT) 220,000 226,249
913,215

Schedule of investments
Macquarie Tax-Free USA Short Term ETF

NQ-STAX (0624) 0824 (3760169)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds - 15.39%
City & County of Denver
Series 2022D  5.25% 11/15/26 (AMT) 120,000 $ 124,637
City of Los Angeles Department of Airports
(Senior Revenue)
Series A  5.00% 5/15/28 (AMT) 135,000 136,191
County of Clark Department of Aviation
Series 2019A  5.00% 7/1/24 125,000 125,004
New Jersey Turnpike Authority
Series 2020D  5.00% 1/1/28 220,000 225,356
Triborough Bridge & Tunnel Authority
Series 2021A  5.00% 11/1/25 155,000 158,649
769,837
Water and Sewer Revenue Bonds - 13.77%
City of Chicago
Series 2004  5.00% 11/1/26 235,000 243,038
New York City Municipal Water Finance
Authority
Series 2022, Sub-Series BB-2  5.00%
6/15/27 245,000 250,592
Pittsburgh Water & Sewer Authority
Series 2017A  5.00% 9/1/29 (AGM) 185,000 195,017
688,647
Total Municipal Bonds (cost $4,887,799) 4,881,884
Total Value of Securities — 97.60%
        (cost $4,887,799) 4,881,884
Receivables and Other Assets Net of Liabilities — 2.40% 119,933
Net Assets Applicable to 200,000 Shares Outstanding — 100.00% $ 5,001,817
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (SOFR01M,
SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

NQ-STAX (0624) 0824 (3760169)
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2024, the aggregate value of Rule 144A securities was $155,969, which represents
3.12% of the Fund's net assets.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month